Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Commitments Amounts on an Undiscounted for All the Planned Expenditures

The following table summarizes future commitments amounts on an undiscounted basis as of December 31, 2020 for all the planned expenditures to be carried out in Kruh, Citarum and Rangkas blocks:

		Future commitments
	Nature of commitments	2021	2022	2023 and beyond
Citarum Block PSC
Environmental Permits	(c)	34,653	-	-
G&G studies	(c)	-	150,000	950,000
2D seismic	(c)	-	3,384,727	2,750,000
3D seismic	(c)	-	-	2,100,000
Exploratory Well	(c)	-	-	30,000,000
Total commitments -Citarum PSC		$34,653	$3,534,727	$35,800,000
Kruh Block KSO
Operating lease commitments	(a)	$1,364,917	$3,131,019	$21,864,512
Production facility	(c)	349,726	1,500,000	2,500,000
G&G studies	(c)	-	200,000	1,300,000
2D seismic	(c)	1,153,163	-	-
3D seismic	(c)	1,119,816	-	-
Drilling and sand fracturing	(c)	7,500,000	9,000,000	10,500,000
Workover	(c)	292,376	-	-
Re-opening	(c)	63,200	-	-
Abandonment and Site Restoration	(b)	32,125	32,125	240,939
Total commitments - Kruh KSO		$11,875,323	$13,863,144	$36,405,451
Total Commitments		$11,909,976	$17,397,871	$72,205,451

Nature of commitments:

(a) Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease represents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the operating leases are related with the equipment and machinery used in oil production. Rental expenses under operating leases for the years ended December 31, 2020, 2019 and 2018 were $1,167,097, $1,184,831, and $901,106, respectively.

(b) Abandonment and site restoration are primarily upstream asset removal costs at the completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on government rules.

(c) Firm capital commitments represent legally binding obligations with respect to the KSO of Kruh Block or the PSC of the Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(d) Bank guarantee is a requirement for the assignment and securing of an oil block operatorship contract to guarantee the performance of the Company with respect to the firm capital commitments.